Stock Options and Warrants (Details 5) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Ending	9,784,016
Number of warrants exercisable	9,784,016
Weighted Average Exercise Price
Warrants exercisable	$ 0.54
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Begining	631,087
Issued	9,152,929
Exercised
Outstanding, Ending	9,784,016
Number of warrants exercisable	9,784,016
Weighted Average Exercise Price
Outstanding, Begining	$ 0.80
Issued	$ 0.52
Exercised
Outstanding, Ending	$ 0.54
Warrants exercisable	$ 0.54